Employee Benefits - Schedule of Fair Value of U.S Plan Assets (Details) - Pension Plan - U.S. - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	$ 2,066	$ 1,796	$ 1,958
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	77	130
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	195	384
Equity derivatives
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	22	(14)
Equity investments, Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	583	285
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	128	111
Government and agency bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	199	126
Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	3	2
Fixed Income Investments, Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	545	417
Real estate and REITS
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	133	78
Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	181	277
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	434	687
Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	77	130
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	195	384
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity derivatives
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity investments, Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Government and agency bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	162	95
Quoted Prices in Active Markets for Identical Assets (Level 1) | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed Income Investments, Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate and REITS
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	78
Quoted Prices in Active Markets for Identical Assets (Level 1) | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	190	130
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Equity derivatives
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	22	(14)
Significant Other Observable Inputs (Level 2) | Equity investments, Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	128	111
Significant Other Observable Inputs (Level 2) | Government and agency bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	37	31
Significant Other Observable Inputs (Level 2) | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	3	2
Significant Other Observable Inputs (Level 2) | Fixed Income Investments, Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Real estate and REITS
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Equity derivatives
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Equity investments, Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Government and agency bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Fixed Income Investments, Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Real estate and REITS
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets	$ 0	$ 0